Intangible Assets and Liabilities	12 Months Ended
Feb. 03, 2018
Text Block [Abstract]
Intangible Assets and Liabilities

7. Intangible Assets and Liabilities

Intangible assets and liabilities consist of the following (in thousands):

	January 28, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Goodwill	$924,134	$—	$924,134

Intangible Assets Not Subject to Amortization:
BJ’s trade name	$90,500	$—	$90,500
Intangible Assets Subject to Amortization:
Member relationships	245,000	(146,875)	98,125
Private label brands	8,500	(3,778)	4,722
Below market leases	120,182	(60,370)	59,812

Total intangible assets	$464,182	$(211,023)	$253,159

Intangible Liabilities Subject to Amortization:
Above market leases	$(30,515)	$12,472	$(18,043)

	February 3, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Goodwill	$924,134	$—	$924,134

Intangible Assets Not Subject to Amortization:
BJ’s trade name	$90,500	$—	$90,500
Intangible Assets Subject to Amortization:
Member relationships	245,000	(163,668)	81,332
Private label brands	8,500	(4,486)	4,014
Below market leases	120,182	(71,152)	49,030

Total intangible assets	$464,182	$(239,306)	$224,876

Intangible Liabilities Subject to Amortization:
Above market leases	$(30,515)	$14,709	$(15,806)

The Company records amortization expenses of intangible assets as a component of SG&A expenses. Member relationships are amortized over a period of 15.3 years, Private label brands are amortized over 12 years and below and above market leases are amortized over the estimated benefit of the intangible asset that was created.

The Company recorded amortization expense of $31.8 million, $28.8 million and $26.0 million as a component of SG&A for the fiscal years ended January 30, 2016, January 28, 2017 and February 3, 2018, respectively. The Company estimates that amortization expense (income) related to intangible assets and liabilities will be as follows in each of the next five fiscal years (in thousands):

	Below Market Leases	Above Market Leases	Other Intangibles	Total
2018	$8,636	$(2,162)	$15,371	$21,845
2019	7,633	(2,077)	13,491	19,047
2020	7,117	(1,846)	11,862	17,133
2021	6,153	(1,581)	10,483	15,055
2022	4,507	(1,526)	9,230	12,211